Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

16. LEASES

The Company entered into operating lease agreements for office spaces and employee dormitories. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of December 31, 2024, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of RMB5,512 (US$755) and the corresponding operating lease right-of-use assets of RMB5,124 (US$702).

Operating lease costs for the years ended December 31, 2022, 2023 and 2024 were RMB3,737, RMB2,902 and RMB2,783 (US$381) respectively. There was no short-term lease costs for the years ended December 31, 2022, 2023 and 2024.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of December 31, 2024 is as follows:

Operating Leases
2025	2,734
2026	2,607
2027	348
Total lease payment	5,689
Less imputed interest	(177)
Present value of operating lease liabilities	5,512
Less: current obligation	(2,645)
Long-term obligation as of December 31, 2024 (RMB)	2,867
Long-term obligation as of December 31, 2024 (US$)	393

Supplemental disclosure related to operating leases were as follows:

	For the years ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	3,737	2,902	2,679
Weighted average remaining lease term of operating leases (years)	3.96	3.03	2.12
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%